Average Annual Total Returns			12 Months Ended	27 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			24.51%		14.28%	12.87%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			33.36%		18.96%	16.78%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.25%		(0.33%)	1.35%
Bloomberg Global Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			(1.69%)		(1.96%)	0.15%
ICE BofA U.S. All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		ICE BofA US All Capital Securities Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			9.61%		2.57%	4.51%
MSCI ACWI NR USD Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			17.49%		10.06%	9.23%
Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.41%		4.03%	3.83%
S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes) 1
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Infrastructure Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			14.05%		4.40%	5.00%
FTSE EPRA Nareit Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			0.94%		(1.00%)	2.23%
S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P Global Natural Resources Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			(8.85%)		5.13%	4.63%
Bloomberg Commodity Index TR (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Commodity Index TR (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			5.38%		6.77%	1.28%
Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes) Prior
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Diversified Real Asset Index (Linked) (except as noted for the below indexes, reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			4.21%		4.06%	3.59%
FTSE EPRA/NAREIT Developed Markets Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE EPRA Nareit Developed Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			0.94%		(1.00%)	2.23%
Bloomberg U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Treasury Inflation Notes (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.84%		1.87%	2.24%
MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI ACWI Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			17.49%	19.71%
FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		FTSE Global Core Infrastructure 50/50 Net Tax Index (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			9.53%	5.15%
HFRX Global Hedge Fund Index (reflects no deduction for taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	HFRX Global Hedge Fund Index (reflects no deduction for taxes) (1)
Average Annual Return, Percent	[1]		5.27%		2.81%	2.00%
MSCI EAFE Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			3.82%		4.73%	5.20%
MSCI World Ex USA IMI USD Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Ex USA IMI USD Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			4.44%		4.78%	5.28%
MSCI World ex USA Small Cap Index NTR (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Ex USA Small Cap Net (reflects withholding taxes on foreign dividends, but no deduction for fees, expenses, or other taxes)
Average Annual Return, Percent			2.76%		2.87%	5.49%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			1.05%		0.99%	2.25%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			23.81%		13.86%	12.55%
Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Russell 2500 Value Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent			10.98%		8.44%	7.81%
Blue Chip Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			21.33%		14.51%	15.20%
Performance Inception Date			Mar. 29, 2016
Blue Chip Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			20.94%		14.16%	14.84%
Performance Inception Date			Mar. 29, 2016
Blue Chip Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			21.64%		14.81%	15.48%
Performance Inception Date			Jan. 03, 2017
Blue Chip Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			20.43%		14.56%	15.17%
Performance Inception Date			Sep. 11, 2017
Blue Chip Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			21.52%		14.70%	15.41%
Performance Inception Date			Jun. 14, 2012
Blue Chip Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			14.54%		13.11%	14.36%
Blue Chip Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			13.38%		12.30%	13.48%
Blue Chip Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			9.50%		10.40%	11.85%
Blue Chip Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			19.33%		13.56%	14.32%
Bond Market Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			1.16%		(0.46%)	1.13%
Bond Market Index Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			(0.27%)		(2.41%)	(0.32%)
Bond Market Index Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			0.69%		(0.92%)	0.37%
Bond Market Index Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			(0.22%)		(0.84%)	0.70%
Bond Market Index Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			0.62%		(1.01%)	0.57%
Bond Market Index Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			0.87%		(0.71%)	0.87%
Capital Securities Fund Class S
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Return Before Taxes
Average Annual Return, Percent			12.15%		3.48%	4.97%
Capital Securities Fund Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Return After Taxes on Distributions
Average Annual Return, Percent			10.34%		1.87%	3.21%
Capital Securities Fund Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class S Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			7.83%		2.27%	3.33%
Diversified Real Asset Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			(1.16%)		2.85%	2.03%
Diversified Real Asset Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			(1.78%)		1.44%	1.01%
Diversified Real Asset Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			(0.50%)		1.83%	1.26%
Diversified Real Asset Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			3.08%		4.03%	2.80%
Diversified Real Asset Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			2.21%		3.42%	2.24%
Diversified Real Asset Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			3.14%		4.07%	2.85%
Global Listed Infrastructure Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			6.04%	8.15%
Performance Inception Date		Sep. 22, 2022
Global Listed Infrastructure Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			4.55%	6.13%
Global Listed Infrastructure Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.52%	5.81%
Global Multi-Strategy Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			4.36%		3.56%	2.84%
Global Multi-Strategy Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			3.93%		2.24%	1.83%
Global Multi-Strategy Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.67%		2.33%	1.88%
Global Multi-Strategy Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			8.86%		4.82%	3.66%
Global Multi-Strategy Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			8.95%		4.87%	3.70%
International Equity Index Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			3.56%		4.57%	5.04%
International Equity Index Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			2.41%		3.68%	4.24%
International Equity Index Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.87%		3.53%	3.97%
International Equity Index Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			2.94%		3.98%	4.45%
International Equity Index Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			3.22%		4.30%	4.78%
International Equity Index Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			3.47%		4.59%	5.04%
International Small Company Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			1.05%		0.48%	4.38%
Performance Inception Date		Jan. 03, 2017
International Small Company Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			1.09%		0.41%	4.38%
International Small Company Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent			0.15%		(0.32%)	3.49%
International Small Company Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.29%		0.43%	3.42%
Opportunistic Municipal Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			0.45%		0.14%	2.79%
Opportunistic Municipal Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			0.45%		0.14%	2.79%
Opportunistic Municipal Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.00%		0.95%	3.02%
Opportunistic Municipal Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			4.79%		1.19%	3.47%
Small-MidCap Dividend Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			4.68%		5.83%	7.27%
Small-MidCap Dividend Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			3.62%		5.07%	6.07%
Small-MidCap Dividend Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.56%		4.45%	5.53%
Small-MidCap Dividend Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			9.00%		6.25%	7.24%
Small-MidCap Dividend Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			11.10%		7.33%	8.20%
Small-MidCap Dividend Income Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			11.11%		7.40%	8.25%
Spectrum Preferred and Capital Securities Income Fund Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return Before Taxes
Average Annual Return, Percent			5.43%		1.53%	3.60%
Spectrum Preferred and Capital Securities Income Fund Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions
Average Annual Return, Percent			3.97%		0.22%	2.14%
Spectrum Preferred and Capital Securities Income Fund Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.87%		0.93%	2.44%
Spectrum Preferred and Capital Securities Income Fund Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class C Return Before Taxes
Average Annual Return, Percent			7.74%		1.54%	3.37%
Spectrum Preferred and Capital Securities Income Fund Class J
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class J Return Before Taxes
Average Annual Return, Percent			8.65%		2.34%	4.00%
Spectrum Preferred and Capital Securities Income Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent			9.81%		2.56%	4.27%
Spectrum Preferred and Capital Securities Income Fund Class R-3
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-3 Return Before Taxes
Average Annual Return, Percent			9.25%		2.12%	3.78%
Spectrum Preferred and Capital Securities Income Fund Class R-5
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-5 Return Before Taxes
Average Annual Return, Percent			9.70%		2.41%	4.09%
Spectrum Preferred and Capital Securities Income Fund Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Class R-6 Return Before Taxes
Average Annual Return, Percent			9.81%		2.64%	4.31%

[1]	SOURCE: Hedge Fund Research Inc., www.hedgefundresearch.com. The HFRX Global Hedge Fund Index is being used under license from Hedge Fund Research, Inc., which does not approve of or endorse the Fund.